Revenue - Schedule of the Groups' Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 306,004	$ 235,590
Product revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	204,733	65,912
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	68,058
Performance revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,874	30,735
Development and other service revenue (over time revenue recognition) | Goods or services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 73,397	$ 70,885